Investment Objectives and Goals - Swan Enhanced Dividend Income ETF	Oct. 23, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SWAN ENHANCED DIVIDEND INCOME ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund primarily seeks income and
Objective, Secondary [Text Block]	secondarily seeks modest capital appreciation.